Property, Plant and Equipment, Net - Schedule of Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 813,067	$ 639,503
Less: Accumulated depreciation and depletion	(113,049)	(97,979)
Property, plant and equipment, net	700,018	541,524
Plant facilities associated with productive, depletable properties
Property, Plant and Equipment [Line Items]
Property, plant and equipment	243,618	243,613
Plant equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	270,493	251,122
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	3,009	3,009
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,871	1,407
Computer and network equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,648	1,648
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	30,003	25,402
Logistic equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	6,771	1,591
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 255,654	111,711
Atlas Sand Company LLC [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		639,503	$ 530,295
Less: Accumulated depreciation and depletion		(97,979)	(71,978)
Property, plant and equipment, net		541,524	458,317
Atlas Sand Company LLC [Member] | Plant facilities associated with productive, depletable properties
Property, Plant and Equipment [Line Items]
Property, plant and equipment		243,613	243,383
Atlas Sand Company LLC [Member] | Plant equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment		251,122	237,845
Atlas Sand Company LLC [Member] | Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment		3,009	3,009
Atlas Sand Company LLC [Member] | Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment		1,407	1,230
Atlas Sand Company LLC [Member] | Computer and network equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment		1,648	1,541
Atlas Sand Company LLC [Member] | Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment		25,402	24,763
Atlas Sand Company LLC [Member] | Logistic equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment		1,591	0
Atlas Sand Company LLC [Member] | Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 111,711	$ 18,524